Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 9,804	$ 319	$ 9,663
Bottom of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	1.31%	1.31%	0.91%
Profit margin ratio	8.00%	8.00%	8.00%
Capitalization rate	0.23%	0.23%	0.53%
Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	4.91%	4.91%	3.05%
Profit margin ratio	20.00%	20.00%	20.00%
Capitalization rate	2.16%	2.16%	2.11%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 26,862		$ 25,548